Stock Awards (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Six Months Ended June 30,
	2014	2013

Risk-free interest rate	1.43%	0.71%
Expected term	4.75 Years	4.75 Years
Expected volatility	93.89%	108.14%
Dividend yield	0%	0%

	Year Ended December 31,
	2013		2012

Risk-free interest rate	0.71% - 1.22%	0	0.71% - 1.14%
Expected term	4.75 Years		4.75 Years
Expected volatility	96.73% - 108.14%		65.02% - 103.61%
Dividend yield	0%		0%

Schedule of Share-based Compensation, Activity [Table Text Block]
		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Shares	Grant Date
	For Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2014	2,779	11,353	$353.92	—	$—
2008 Plan Amendment	300,000	—	$—	—	$—
Granted	(85,970)	79,558	$14.00	6,412	$14.00
Forfeited	241	(241)	$124.78	––	$––
Canceled	1,696	(1,729)	$215.62	––	$––

Balance at June 30, 2014	218,746	88,941	$53.12	6,412	$14.00

		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Options	Grant-Date
	For Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2012	103,723	43,283	$138.93	48	$124.24
Granted	(98,451)	97,836	$11.57	615	$13.76
Vested	—	—	$—	(591)	$22.72
Forfeited	14,801	(14,801)	$58.89	—	$—
Canceled	9,430	(11,422)	$130.43	—	$—

Balance at December 31, 2012	29,503	114,896	$41.67	72	$13.91
Granted	(18,861)	18,861	$4.95	—	$—
Vested	—	—	$—	(72)	$13.91
Forfeited	12,471	(12,471)	$10.67	—	$—
Canceled	4,680	(7,761)	$93.78	—	$—

Balance at December 31, 2013	27,793	113,525	$35.39	—	$—

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average	Weighted
		Remaining	Average	Aggregate
	Number of	Contractual	Exercise	Intrinsic
Options	Shares	Life (in Years)	Price	Value

Outstanding	113,525	5.03	$35.39	$644
Vested and expected to vest	109,069	5.01	$36.40	$644
Exercisable	77,482	4.81	$46.12	$644